Income Taxes - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)
Disclosure Of Other Income Expense [Line Items]
Excess MCIT deducted against RCIT	₱ 53,000		₱ 103,000,000	₱ 5,000,000
Unrecognized deferred income tax assets	803,000,000		817,000,000
Total excess MCIT	23,000,000
Expired portion of excess MCIT	1,000,000		14,000,000	3,000,000
Total NOLCO claimed as deduction against future taxable income	2,319,000,000
Deduction against taxable income	459,000,000		129,000,000	42,000,000
Expired portion of excess NOLCO	0		47,000,000	₱ 225,000
Expiration amount of NOLCO incurred after five years					₱ 53,000,000
Excess annual consolidated revenues | €		€ 750
DMPI, IP converge and VITRO [member]
Disclosure Of Other Income Expense [Line Items]
Unrecognized deferred income tax assets	₱ 237,000,000		₱ 208,000,000
Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%	5.00%